Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2024
Boost Run Holdings LLC [Member]
Restructuring Cost and Reserve [Line Items]
Prepaid Expenses and Other Current Assets

Note 3. Prepaid Expenses and Other Current Assets

Prepaid expenses consisted of the following:

	December 31,
	2024	2023
Operating lease prepaid	$546	$-
Other	32	-
Total prepaid expenses and other current assets	$578	$-